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ALLISON M. FUMAI allison.fumai@dechert.com +1 212 698 3526 Direct +1 698 698 3599 Fax

November 10, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Tekla World Healthcare Fund (the “Fund”)
Registration Statement on Form N-2 (File Nos. 333-267555 and 811-23037)

Ladies and Gentlemen:

Enclosed for filing on behalf of Tekla World Healthcare Fund (the “Fund”), a closed-end management investment company, is Pre-Effective Amendment No. 1 to the Fund’s registration statement under the Securities Act of 1933 and Amendment No. 17 to the Fund’s registration statement under the Investment Company Act of 1940 (“1940 Act”) on Form N-2 (“Registration Statement”).

This filing is being made for the purposes of: (i) filing certain required exhibits; (ii) incorporating comments received from the Staff of the U.S. Securities and Exchange Commission in connection with its review of the Registration Statement; and (iii) making certain other changes to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3526.

Sincerely,

/s/ Allison M. Fumai
Allison M. Fumai